As filed with the Securities and Exchange Commission on October 30, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	82.1%
	Agricultural Chemicals	1.1%
	Mosaic Co.
$3,160,000	3.75%, due 11/15/21		$3,391,893
	Agriculture	0.8%
	Bunge Limited Finance Corp.
1,925,000	8.50%, due 6/15/19		2,433,545
	Airlines	0.5%
	Continental Airlines, Inc.
629,281	5.983%, due 10/19/23		689,063
	Delta Air Lines, Inc.
821,289	7.75%, due 12/17/19		938,323
			1,627,386
	Auto Parts	1.3%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20		1,829,735
	Johnson Controls, Inc.
2,180,000	4.25%, due 3/1/21		2,398,770
			4,228,505
	Autos	2.0%
	Ford Motor Co.
700,000	7.45%, due 7/16/31		868,000
	Ford Motor Credit Co. LLC
3,300,000	7.00%, due 4/15/15		3,681,744
1,500,000	5.875%, due 8/2/21		1,659,516
			6,209,260
	Banks	4.3%
	Capital One Financial Corp.
2,915,000	6.15%, due 9/1/16		3,280,768
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17		1,453,757
1,600,000	6.125%, due 8/25/36		1,705,214
	Discover Bank
450,000	8.70%, due 11/18/19		570,261
	Fifth Third Bancorp
1,630,000	4.50%, due 6/1/18		1,770,343
425,000	8.25%, due 3/1/38		595,230
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20		1,720,711
	Key Bank NA
1,000,000	5.80%, due 7/1/14		1,072,131
	Suntrust Banks
1,200,000	6.00%, due 9/11/17		1,383,860
			13,552,275
	Biotech	2.1%
	Amgen, Inc.
3,450,000	3.875%, due 11/15/21		3,737,851
550,000	5.15%, due 11/15/41		602,796
	Biogen Idec, Inc.
2,010,000	6.875%, due 3/1/18		2,474,300
			6,814,947
	Broker	1.8%
	Jefferies Group, Inc.
760,000	6.25%, due 1/15/36		756,517
	Merrill Lynch & Co., Inc.
1,960,000	5.70%, due 5/2/17		2,101,780
1,800,000	6.11%, due 1/29/37		1,813,090
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20		977,347
			5,648,734
	Cable/Satellite	1.2%
	Direct TV Holdings
2,460,000	5.00%, due 3/1/21		2,769,844
800,000	6.00%, due 8/15/40		907,621
			3,677,465
	Chemicals	1.6%
	Agrium, Inc.
1,700,000	6.125%, due 1/15/41		2,142,549
	Dow Chemical Co.
1,575,000	4.25%, due 11/15/20		1,739,629
940,000	7.375%, due 11/1/29		1,281,558
			5,163,736
	Communications	0.6%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21		1,785,038
	Construction	0.7%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16		2,351,702
	Consumer Products	0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16		206,325
	Diversified Manufacturing	0.2%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		690,621
	Electric Utilities	7.6%
	Ameren Corp.
700,000	8.875%, due 5/15/14		776,601
	Constellation Energy Group
360,000	7.60%, due 4/1/32		490,239
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15		1,369,114
570,000	4.90%, due 8/1/41		678,045
	DTE Energy Co.
1,360,000	6.375%, due 4/15/33		1,812,267
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18		1,693,516
	Entergy Texas, Inc.
2,304,000	7.125%, due 2/1/19		2,833,155
	Exelon Corp.
845,000	4.90%, due 6/15/15		925,980
1,315,000	5.625%, due 6/15/35		1,515,707
	FirstEnergy Corp.
965,000	7.375%, due 11/15/31		1,275,435
	Indiana Michigan Power
850,000	6.05%, due 3/15/37		1,069,247
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,667,580
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18		1,518,533
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,844,220
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32		853,472
	Southern Union Co.
2,500,000	7.60%, due 2/1/24		3,099,822
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		641,733
			24,064,666
	Electronics	0.8%
	Amphenol Corp.
2,300,000	4.00%, due 2/1/22		2,428,729
	Finance	0.9%
	SLM Corp.
1,000,000	5.375%, due 5/15/14		1,049,725
1,510,000	8.45%, due 6/15/18		1,751,600
			2,801,325
	Finance - Credit Cards	1.0%
	American Express Co.
2,955,000	6.80%, due 9/1/66 (a)		3,158,156
	Food	2.9%
	ConAgra Foods, Inc.
2,000,000	7.00%, due 10/1/28		2,543,048
	Kraft Foods, Inc.
955,000	4.125%, due 2/9/16		1,048,756
1,885,000	6.50%, due 8/11/17		2,320,100
1,650,000	6.875%, due 2/1/38		2,267,026
	Kroger Co.
780,000	6.15%, due 1/15/20		949,338
			9,128,268
	Gas Pipelines	0.2%
	Plains All American Pipeline, L.P.
500,000	6.50%, due 5/1/18		612,454
	Health Care	1.3%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16		1,752,700
	Humana, Inc.
1,955,000	7.20%, due 6/15/18		2,365,253
			4,117,953
	Insurance	4.9%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)		360,500
	American International Group, Inc.
1,475,000	5.05%, due 10/1/15		1,604,089
1,150,000	8.25%, due 8/15/18		1,454,399
1,330,000	8.175%, due 5/15/58 (a)		1,594,337
	CIGNA Corp.
165,000	6.15%, due 11/15/36		200,106
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		749,860
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14		719,793
	Hartford Financial Services Group
500,000	5.375%, due 3/15/17		547,434
	Lincoln National Corp.
1,100,000	8.75%, due 7/1/19		1,425,310
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15		704,942
	Metlife, Inc.
855,000	6.40%, due 12/15/66		913,480
	Protective Life Corp.
350,000	7.375%, due 10/15/19		417,969
	Prudential Financial, Inc.
2,275,000	5.10%, due 9/20/14		2,462,633
870,000	6.625%, due 12/1/37		1,076,853
	Willis North America, Inc.
365,000	6.20%, due 3/28/17		415,587
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		956,965
			15,604,257
	Internet Based Services	0.2%
	Expedia, Inc.
600,000	5.95%, due 8/15/20		658,083
	Investment Management	0.3%
	Janus Capital Group, Inc.
750,000	6.70%, due 6/15/17		831,634
	Measurement Instruments	0.8%
	Agilent Technologies, Inc.
2,160,000	5.00%, due 7/15/20		2,470,597
	Media	7.3%
	CBS Corp.
2,420,000	5.75%, due 4/15/20		2,917,668
	Comcast Corp.
2,550,000	6.50%, due 1/15/17		3,090,593
2,435,000	7.05%, due 3/15/33		3,240,717
	Interpublic Group of Companies
1,030,000	6.25%, due 11/15/14		1,121,413
	News America, Inc.
750,000	5.30%, due 12/15/14		824,977
1,910,000	6.20%, due 12/15/34		2,308,208
	Time Warner, Inc.
3,040,000	7.625%, due 4/15/31		4,138,373
	Time Warner Cable, Inc.
2,850,000	7.50%, due 4/1/14		3,140,421
	Time Warner Entertainment Company, L.P.
1,260,000	8.375%, due 7/15/33		1,818,980
	Viacom, Inc.
360,000	6.875%, due 4/30/36		484,160
			23,085,510
	Metals	0.6%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17		899,478
	Southern Copper Corp.
850,000	6.75%, due 4/16/40		996,728
			1,896,206
	Mining	3.3%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19		1,830,018
	Cliffs Natural Resources Inc.
1,270,000	4.875%, due 4/1/21		1,247,982
	Freeport-McMoRan Copper & Gold Inc.
2,700,000	3.55%, due 3/1/22		2,687,718
	Newmont Mining Corp.
2,510,000	5.125%, due 10/1/19		2,875,478
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17		1,680,936
			10,322,132
	Office Equipment	0.4%
	Xerox Corp.
1,000,000	6.40%, due 3/15/16		1,143,124
	Oil and Gas	11.2%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16		925,949
1,100,000	6.45%, due 9/15/36		1,362,205
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		984,922
725,000	6.50%, due 2/15/37		959,198
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		993,332
	Enterprise Products
555,000	5.60%, due 10/15/14		608,210
1,100,000	5.95%, due 2/1/41		1,308,070
	Hess Corp.
575,000	8.125%, due 2/15/19		751,266
1,970,000	7.875%, due 10/1/29		2,641,938
	Kinder Morgan Energy Partners
1,160,000	5.125%, due 11/15/14		1,255,464
1,420,000	5.80%, due 3/15/35		1,590,640
	Marathon Oil Corp.
427,000	5.90%, due 3/15/18		510,953
690,000	6.60%, due 10/1/37		913,757
	Murphy Oil Corp.
2,200,000	7.05%, due 5/1/29		2,707,749
	Nexen, Inc.
450,000	6.40%, due 5/15/37		562,977
	Pemex Master Trust
2,040,000	5.75%, due 3/1/18		2,366,400
1,350,000	6.625%, due 6/15/35		1,684,125
	Petrobras International Finance Co.
2,485,000	5.875%, due 3/1/18		2,824,645
1,190,000	6.875%, due 1/20/40		1,495,766
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18		612,349
1,910,000	6.50%, due 6/15/38		2,534,566
	Talisman Energy
685,000	6.25%, due 2/1/38		811,574
	Transocean, Inc.
820,000	6.00%, due 3/15/18		950,673
	Valero Energy Corp.
2,355,000	6.625%, due 6/15/37		2,852,185
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19		1,112,995
			35,321,908
	Pharmacy Services	1.0%
	Express Scripts, Inc.
2,805,000	6.25%, due 6/15/14		3,065,845
	Pipelines	2.2%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35		1,201,873
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		673,139
	EQT Corp.
1,980,000	8.125%, due 6/1/19		2,388,165
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,509,721
665,000	7.00%, due 10/15/28		883,077
	Transcanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)		425,718
			7,081,693
	Real Estate Investment Trusts	2.1%
	Duke Realty LP
1,350,000	8.25%, due 8/15/19		1,708,792
	ERP Operating LP
715,000	5.25%, due 9/15/14		772,714
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		970,881
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22		728,669
	Healthcare Realty Trust
775,000	6.50%, due 1/17/17		871,265
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		665,003
	ProLogis
650,000	6.875%, due 3/15/20		782,241
			6,499,565
	Retail	1.1%
	Gap, Inc.
300,000	5.95%, due 4/12/21		324,549
	Macy's Retail Holdings, Inc.
2,225,000	6.375%, due 3/15/37		2,707,847
	Staples, Inc.
550,000	9.75%, due 1/15/14		614,489
			3,646,885
	Steel	0.9%
	Arcelormittal SA
1,870,000	9.25%, due 2/15/15		2,060,261
850,000	5.75%, due 3/1/21		807,763
			2,868,024
	Technology	0.9%
	CA, Inc.
2,500,000	5.375%, due 12/1/19		2,873,520
	Telecommunications	3.9%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20		2,792,230
	British Telecommunications PLC
930,000	9.625%, due 12/15/30		1,496,616
	CenturyLink, Inc.
2,740,000	6.00%, due 4/1/17		3,007,334
	Deutsche Telekom International Finance
1,045,000	6.75%, due 8/20/18		1,295,132
1,145,000	8.75%, due 6/15/30		1,691,915
	Telecom Italia Capital
1,250,000	5.25%, due 11/15/13		1,282,812
710,000	7.721%, due 6/4/38		665,625
			12,231,664
	Tobacco	1.4%
	Altria Group, Inc.
659,000	9.70%, due 11/10/18		947,202
455,000	9.95%, due 11/10/38		779,545
	Reynolds American, Inc.
2,235,000	7.75%, due 6/1/18		2,815,874
			4,542,621
	Toys and Games	1.0%
	Mattel, Inc.
2,820,000	5.45%, due 11/1/41		3,213,074
	Transportation	3.5%
	Burlington Northern Santa Fe
1,425,000	4.70%, due 10/1/19		1,638,222
1,285,000	6.15%, due 5/1/37		1,669,279
	CSX Corp.
990,000	5.60%, due 5/1/17		1,156,631
1,640,000	6.22%, due 4/30/40		2,171,532
	Norfolk Southern Corp.
1,100,000	5.257%, due 9/17/14		1,198,012
794,000	2.903%, due 2/15/23 (b)		812,435
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37		2,312,381
			10,958,492
	Utilities - Gas	1.0%
	National Fuel Gas Co.
3,000,000	4.90%, due 12/1/21		3,261,807
	Waste Disposal	1.1%
	Republic Services, Inc.
2,250,000	5.00%, due 3/1/20		2,609,048
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		959,002
			3,568,050
	Total Corporate Bonds (cost $231,569,614)		259,237,674

	SOVEREIGN BONDS	8.7%
	Federal Republic of Brazil
1,500,000	6.00%, due 1/17/17		1,790,250
1,600,000	4.875%, due 1/22/21		1,917,600
2,810,000	7.125%, due 1/20/37		4,285,250
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,335,000
1,090,000	7.375%, due 9/18/37		1,681,325
	Republic of Italy
2,800,000	6.875%, due 9/27/23		2,974,272
	Republic of Peru
830,000	8.375%, due 5/3/16		1,033,765
1,200,000	6.55%, due 3/14/37		1,728,000
	Republic of South Africa
2,000,000	6.50%, due 6/2/14		2,190,000
	Republic of Uruguay
550,000	8.00%, due 11/18/22		796,125
	United Mexican States
3,134,000	3.625%, due 3/15/22		3,414,493
3,916,000	4.75%, due 3/8/44		4,395,710
			27,541,790
	Total Sovereign Bonds (cost $24,437,606)		27,541,790

	U.S. GOVERNMENT INSTRUMENTALITIES	2.8%
	U.S. Treasury Bonds	1.6%
	U.S. Treasury Bond
4,600,000	3.125%, due 2/15/42		5,037,000
	U.S. Treasury Notes	1.2%
	U.S. Treasury Note
3,700,000	1.75%, due 5/15/22		3,775,735
	Total U.S. Government Instrumentalities (cost $8,802,838)		8,812,735

Shares
	SHORT-TERM INVESTMENTS	4.3%
13,578,104	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c)		13,578,104
	Total Short-Term Investments (cost $13,578,104)		13,578,104

	Total Investments (cost $278,388,162)	97.9%	309,170,303
	Other Assets less Liabilities	2.1%	6,598,421
	TOTAL NET ASSETS	100.0%	$315,768,724

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2012.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2012, the value of these investments was $812,435 or 0.3% of total net assets.

(c)	Rate shown is the 7-day yield at August 31, 2012.

Country Allocation
Country	% of Net Assets
United States	79.7%
Brazil	4.4%
Mexico	3.8%
Canada	3.4%
Luxembourg	1.5%
Colombia	1.0%
Netherlands	0.9%
Italy	0.9%
Peru	0.9%
South Africa	0.7%
Switzerland	0.6%
Spain	0.6%
Ireland	0.5%
United Kingdom	0.5%
Japan	0.3%
Uruguay	0.3%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	96.9%
	Aerospace/Defense	0.6%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18		$210,250
	Automotive	4.7%
	Accuride Corp.
475,000	9.50%, due 8/1/18		483,312
	Affinia Group, Inc.
100,000	9.00%, due 11/30/14		101,750
36,000	10.75%, due 8/15/16 (b)		39,150
	Goodyear Tire & Rubber
400,000	7.00%, due 5/15/22		418,000
	Schaeffler Finance BV
300,000	8.50%, due 2/15/19 (b)		330,750
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		131,875
	UCI International, Inc.
130,000	8.625%, due 2/15/19		130,488
			1,635,325
	Building Materials	1.9%
	HD Supply, Inc.
475,000	8.125%, due 4/15/19 (b)		516,562
	Roofing Supply Group LLC
125,000	10.00%, due 6/1/20 (b)		134,375
			650,937
	Chemicals	14.2%
	Ferro Corp.
300,000	7.875%, due 8/15/18		282,000
	Hexion U.S. Finance Corp.
250,000	6.625%, due 4/15/20		253,750
	Huntsman International LLC
300,000	5.50%, due 6/30/16		301,125
	Ineos Finance PLC
350,000	8.375%, due 2/15/19 (b)		369,688
100,000	7.50%, due 5/1/20 (b)		102,500
	Kraton Polymers LLC
225,000	6.75%, due 3/1/19		231,750
	Macdermid, Inc.
438,000	9.50%, due 4/15/17 (b)		459,899
	Momentive Performance Materials, Inc.
102,000	12.50%, due 6/15/14		105,698
200,000	9.00%, due 1/15/21		147,000
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18		540,374
	Olin Corp.
500,000	8.875%, due 8/15/19		566,249
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18		269,638
	Polymer Group LLC
200,000	7.75%, due 2/1/19		215,500
	Polypore International, Inc.
275,000	7.50%, due 11/15/17		297,000
	Texas Petrochemical Corp.
365,000	8.25%, due 10/1/17		402,413
	Tronox Finance LLC
350,000	6.375%, due 8/15/20 (b)		354,813
			4,899,397
	Construction Machinery	0.3%
	H & E Equipment Services, Inc.
100,000	7.00%, due 9/1/22 (b)		104,000
	Consumer Cyclical Services	3.4%
	GEO Group, Inc.
100,000	6.625%, due 2/15/21		106,625
	Live Nation Entertainment, Inc.
250,000	7.00%, due 9/1/20 (b)		256,563
	Reliance Intermediate Holdings
275,000	9.50%, due 12/15/19 (b)		306,625
	West Corp.
200,000	8.625%, due 10/1/18		204,000
300,000	7.875%, due 1/15/19		298,500
			1,172,313
	Consumer Products	1.0%
	Visant Corp.
350,000	10.00%, due 10/1/17		348,250
	Distributors	0.6%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19		209,000
	Diversified Manufacturing	4.3%
	Actuant Corp.
175,000	5.625%, due 6/15/22 (b)		180,688
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		386,250
	Dynacast International LLC
315,000	9.25%, due 7/15/19		332,324
	Griffon Corp.
125,000	7.125%, due 4/1/18		131,719
	Mcron Finance Sub LLC
300,000	8.375%, due 5/15/19 (b)		309,750
	Thermon Industries, Inc.
127,000	9.50%, due 5/1/17		140,335
			1,481,066
	Environmental	2.4%
	Casella Waste Systems, Inc.
400,000	7.75%, due 2/15/19		398,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18		133,125
	Heckmann Corp.
300,000	9.875%, due 4/15/18		284,250
			815,375
	Finance	1.1%
	National Money Mart Co.
350,000	10.375%, due 12/15/16		392,438
	Food and Beverage	1.2%
	Bumble Bee Acquisition Corp.
400,000	9.00%, due 12/15/17 (b)		411,000
	Gaming	0.7%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		147,488
	Scientific Games International, Inc.
100,000	6.25%, due 9/1/20 (b)		99,875
			247,363
	Healthcare	4.5%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18 (b)		48,938
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19		599,438
	Harmony Foods Corp.
290,000	10.00%, due 5/1/16 (b)		301,600
	Physio-Control International Corp.
350,000	9.875%, due 1/15/19 (b)		379,750
	STHI Holding Corp.
200,000	8.00%, due 3/15/18 (b)		214,000
			1,543,726
	Industrial - Other	10.3%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17		416,000
	Cleaver-Brooks, Inc.
100,000	12.25%, due 5/1/16 (b)		106,750
	Dycom Investments, Inc.
175,000	7.125%, due 1/15/21		191,625
	Great Lakes Dredge & Dock Corp.
125,000	7.375%, due 2/1/19		131,563
	Interline Brands, Inc.
655,000	7.00%, due 11/15/18		700,031
375,000	10.00%, due 11/15/18 (b)		397,031
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21		671,000
	SPL Logistics Escrow LLC
200,000	8.875%, due 8/1/20 (b)		207,250
	Wesco Distribution, Inc.
700,000	7.50%, due 10/15/17		717,500
			3,538,750
	Media Non-Cable	2.6%
	National Cinemedia LLC
100,000	7.875%, due 7/15/21		108,750
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19		51,063
	SGS International, Inc.
391,000	12.00%, due 12/15/13		395,398
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21		351,750
			906,961
	Metals and Mining	5.6%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		873,374
	American Rock Salt Company LLC
300,000	8.25%, due 5/1/18 (b)		268,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		272,500
	Rain CII Carbon LLC
450,000	8.00%, due 12/1/18 (b)		464,625
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19		50,750
			1,929,749
	Oil Field Services	3.8%
	Gulfmark Offshore, Inc.
500,000	6.375%, due 3/15/22 (b)		511,250
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		214,500
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15		191,250
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)		409,000
			1,326,000
	Packaging	9.4%
	AEP Industries, Inc.
486,000	8.25%, due 4/15/19		520,019
	Ardagh Packaging Finance LLC
130,000	7.375%, due 10/15/17 (b)		139,913
	Bway Parent Company, Inc.
433,695	10.125%, due 11/1/15		442,369
	Cons Container Co.
470,000	10.125%, due 7/15/20 (b)		493,499
	Packaging Dynamics Corp.
275,000	8.75%, due 2/1/16 (b)		293,219
	Plastipak Holdings, Inc.
285,000	8.50%, due 12/15/15 (b)		294,975
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16		177,625
	Sealed Air Corp.
400,000	7.875%, due 6/15/17		433,000
	Tekni-Plex, Inc.
400,000	9.75%, due 6/1/19 (b)		419,000
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		47,625
			3,261,244
	Paper	7.1%
	Boise Paper Holding Company LLC
111,000	8.00%, due 4/1/20		123,210
	Cascades, Inc.
200,000	7.75%, due 12/15/17		208,500
205,000	7.875%, due 1/15/20		213,713
	Clearwater Paper Corp.
299,000	7.125%, due 11/1/18		328,153
	Longview Fibre Paper & Packaging
310,000	8.00%, due 6/1/16 (b)		322,400
	P.H. Glatfelter Co.
175,000	7.125%, due 5/1/16		179,813
	Sappi Papier Holding
130,000	7.75%, due 7/15/17 (b)		136,338
	Smurfit Kappa Funding
200,000	7.75%, due 4/1/15		203,500
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19 (b)		336,375
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18		392,624
			2,444,626
	Retailers	3.6%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20 (b)		584,375
	Petco Animal Supplies, Inc.
250,000	9.25%, due 12/1/18 (b)		279,375
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20		378,875
			1,242,625
	Technology	11.2%
	Audatex North America, Inc.
175,000	6.75%, due 6/15/18 (b)		188,563
	CDW LLC
250,000	8.00%, due 12/15/18		278,750
250,000	8.50%, due 4/1/19		275,000
	Commscope, Inc.
440,000	8.25%, due 1/15/19 (b)		473,550
	Evertec, Inc.
400,000	11.00%, due 10/1/18		431,999
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)		518,750
	Iron Mountain, Inc.
300,000	7.75%, due 10/1/19		337,500
255,000	8.375%, due 8/15/21		283,050
	Kemet Corp.
210,000	10.50%, due 5/1/18		211,313
	Sophia L.P./Sophia Finance, Inc.
300,000	9.75%, due 1/15/19 (b)		324,000
	Transunion Holding Co.
500,000	9.625%, due 6/15/18 (b)		545,000
			3,867,475
	Textile	0.3%
	Levi Strauss & Co.
100,000	6.875%, due 5/1/22		104,250
	Transportation Services	0.5%
	Hertz Corp.
175,000	6.75%, due 4/15/19 (b)		184,625
	Wirelines	1.6%
	Frontier Communications Corp.
170,000	9.25%, due 7/1/21		194,650
355,000	7.125%, due 1/15/23		362,544
			557,194
	Total Corporate Bonds (cost $32,495,302)		33,483,939

	SHORT-TERM INVESTMENTS	1.6%
553,047	Invesco STIT - Prime Portfolio - Institutional Class, 0.08% (a)		553,047
	Total Short-Term Investments (cost $553,047)		553,047

	Total Investments (cost $33,048,349)	98.5%	34,036,986
	Other Assets less Liabilities	1.5%	517,624
	TOTAL NET ASSETS	100.0%	$34,554,610

(a)	Rate shown is the 7-day yield at August 31, 2012.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2012, the value of these investments was $14,424,888 or 41.7% of total net assets.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2012 (Unaudited)

Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	90.8%
	U.S. Government Agencies	90.8%
	FHLMC Pool
$90,895	4.50%, due 5/1/20, #G18052		$98,162
78,854	4.50%, due 3/1/21, #G18119		85,060
71,592	5.00%, due 3/1/21, #G18105		77,717
222,585	4.50%, due 5/1/21, #J01723		242,048
71,319	6.00%, due 6/1/21, #G18124		78,606
223,030	4.50%, due 9/1/21, #G12378		240,860
68,595	5.00%, due 11/1/21, #G18160		74,463
61,778	5.00%, due 2/1/22, #G12522		67,063
122,609	5.00%, due 2/1/22, #J04411		132,811
229,081	5.50%, due 3/1/22, #G12577		250,329
115,386	5.00%, due 7/1/22, #J05243		124,987
1,439,607	4.00%, due 3/1/26, #J14785		1,536,473
15,478	5.50%, due 5/1/35, #B31639		17,010
532,852	5.00%, due 8/1/35, #A36351		580,358
339,801	4.50%, due 9/1/35, #A37616		366,430
565,057	4.50%, due 10/1/35, #A37869		609,338
396,595	4.50%, due 10/1/35, #A38023		427,674
186,944	4.50%, due 10/1/35, #G01890		201,594
332,848	5.00%, due 10/1/35, #G01940		362,522
510,873	6.00%, due 1/1/36, #A42208		563,819
39,886	7.00%, due 1/1/36, #G02048		46,341
523,809	5.50%, due 2/1/36, #G02031		575,641
199,600	7.00%, due 8/1/36, #G08148		230,687
721,072	6.50%, due 9/1/36, #A54908		822,039
264,058	6.50%, due 11/1/36, #A54094		301,033
238,771	5.50%, due 2/1/37, #A57840		261,577
504,901	5.00%, due 5/1/37, #A60268		547,706
438,851	5.00%, due 6/1/37, #G03094		476,056
1,408,882	5.50%, due 6/1/37, #A61982		1,540,809
940,219	6.00%, due 6/1/37, #A62176		1,033,548
1,308,581	6.00%, due 6/1/37, #A62444		1,443,792
216,548	5.00%, due 7/1/37, #A63187		234,907
696,628	5.50%, due 8/1/37, #G03156		761,859
179,836	6.50%, due 8/1/37, #A70413		205,150
15,488	7.00%, due 8/1/37, #A70079		17,901
63,063	7.00%, due 9/1/37, #A65171		72,937
35,087	7.00%, due 9/1/37, #A65335		40,580
20,271	7.00%, due 9/1/37, #A65670		23,445
92,283	7.00%, due 9/1/37, #A65780		106,731
15,410	7.00%, due 9/1/37, #A65941		17,823
5,707	7.00%, due 9/1/37, #A66041		6,510
183,628	7.00%, due 9/1/37, #G03207		212,228
152,005	6.50%, due 11/1/37, #A68726		173,401
651,644	5.00%, due 2/1/38, #A73370		706,889
23,329	5.00%, due 2/1/38, #G03836		25,307
69,328	5.00%, due 3/1/38, #A73704		75,205
786,932	5.00%, due 4/1/38, #A76335		853,646
262,947	5.50%, due 4/1/38, #G04121		287,569
40,311	5.00%, due 5/1/38, #A77463		43,729
101,615	5.50%, due 5/1/38, #A77265		111,034
275,987	5.50%, due 5/1/38, #G04215		301,571
167,582	5.00%, due 6/1/38, #A77986		181,790
56,904	5.00%, due 6/1/38, #G04522		61,728
68,701	5.00%, due 7/1/38, #A79197		74,526
328,265	4.50%, due 9/1/38, #G04773		353,477
87,877	5.00%, due 9/1/38, #G04690		95,327
1,512,272	5.00%, due 10/1/38, #G04832		1,640,480
19,542	5.00%, due 11/1/38, #A82849		21,198
86,461	5.00%, due 12/1/38, #G05683		93,791
804,040	5.00%, due 2/1/39, #G05507		872,205
112,641	4.50%, due 4/1/39, #A85612		121,292
340,408	5.00%, due 5/1/39, #G08345		369,267
272,390	4.50%, due 9/1/39, #A88357		293,311
141,658	5.00%, due 9/1/39, #G05904		153,667
472,976	4.50%, due 11/1/39, #G05748		509,302
416,788	4.50%, due 12/1/39, #A90175		448,799
122,954	4.50%, due 4/1/40, #C03464		132,742
310,559	4.50%, due 5/1/40, #A92269		335,285
1,912,564	4.50%, due 5/1/40, #G06047		2,059,455
1,059,216	4.50%, due 6/1/40, #A92533		1,143,546
243,019	4.50%, due 6/1/40, #A92594		262,367
74,265	4.50%, due 8/1/40, #A93437		82,336
1,759,489	4.50%, due 8/1/40, #A93505		1,899,572
423,277	4.50%, due 1/1/41, #A96176		456,977
103,811	4.50%, due 2/1/41, #A97013		112,433
105,837	4.50%, due 4/1/41, #Q00285		114,627
1,677,434	4.50%, due 9/1/41, #C03701		1,816,750
82,660	4.50%, due 11/1/41, #Q04699		89,525
	FHLMC GOLD TBA (a)
6,000,000	3.00%, due 9/15/27		6,306,563
3,000,000	3.00%, due 9/15/42		3,102,656
13,000,000	3.50%, due 9/15/42		13,757,658
3,000,000	3.50%, due 10/15/42		3,168,281
	FNMA Pool
42,277	4.50%, due 10/1/20, #842732		45,803
134,271	4.50%, due 12/1/20, #813954		145,469
63,771	4.50%, due 2/1/21, #845437		69,089
133,464	5.00%, due 2/1/21, #865191		145,426
50,360	5.00%, due 5/1/21, #879112		54,834
210,147	4.50%, due 7/1/21, #845515		227,672
128,689	5.50%, due 10/1/21, #905090		140,746
84,349	5.00%, due 2/1/22, #900946		91,843
184,080	6.00%, due 2/1/22, #912522		202,807
259,483	5.00%, due 6/1/22, #937709		281,971
121,625	5.00%, due 7/1/22, #938033		132,165
142,432	5.00%, due 7/1/22, #944887		157,268
547,793	5.50%, due 7/1/22, #905040		600,487
30,576	4.00%, due 7/1/25, #AE1318		32,748
30,517	4.00%, due 10/1/25, #AE1601		32,685
696,166	4.00%, due 12/1/25, #AH6058		756,021
656,842	4.00%, due 1/1/26, #AH3925		703,511
29,277	4.00%, due 1/1/26, #MA0624		31,357
69,445	4.00%, due 3/1/26, #AH8485		74,423
1,366,558	4.00%, due 5/1/26, #AH8174		1,464,507
371,093	4.50%, due 4/1/29, #MA0022		402,615
6,861	7.00%, due 8/1/32, #650101		8,066
126,688	4.50%, due 3/1/35, #814433		137,291
140,732	4.50%, due 4/1/35, #735396		152,510
73,355	4.50%, due 5/1/35, #822854		79,495
58,374	7.00%, due 6/1/35, #821610		67,374
118,486	4.50%, due 7/1/35, #826584		128,403
15,580	5.00%, due 7/1/35, #833958		17,076
45,329	7.00%, due 7/1/35, #826251		52,318
144,109	4.50%, due 8/1/35, #835751		156,171
67,347	7.00%, due 9/1/35, #842290		77,731
41,960	4.50%, due 11/1/35, #256032		45,472
94,457	5.00%, due 12/1/35, #852482		103,529
27,345	4.50%, due 1/1/36, #852510		29,633
24,508	7.00%, due 2/1/36, #865190		28,287
21,465	7.00%, due 4/1/36, #887709		24,794
919,234	5.00%, due 5/1/36, #745515		1,008,509
18,590	5.00%, due 7/1/36, #888789		20,433
49,213	6.50%, due 7/1/36, #897100		56,072
81,436	7.00%, due 7/1/36, #887793		94,066
151,803	6.00%, due 8/1/36, #892925		167,668
322,623	6.50%, due 8/1/36, #878187		367,587
183,130	5.00%, due 9/1/36, #893621		200,203
61,997	7.00%, due 9/1/36, #900964		71,612
305,745	5.50%, due 10/1/36, #831845		337,124
228,280	5.50%, due 10/1/36, #893087		250,775
189,841	6.00%, due 10/1/36, #897174		209,682
222,235	5.50%, due 12/1/36, #256513		244,134
1,746	6.50%, due 12/1/36, #920162		1,985
90,459	7.00%, due 1/1/37, #256567		104,488
438,087	5.50%, due 2/1/37, #256597		481,255
231,106	6.00%, due 2/1/37, #909357		255,260
8,781	7.00%, due 2/1/37, #915904		10,143
89,143	5.00%, due 3/1/37, #913007		97,370
278,403	5.50%, due 3/1/37, #256636		305,488
16,324	5.00%, due 4/1/37, #914599		17,830
248,392	6.50%, due 5/1/37, #917052		283,194
1,190,349	5.50%, due 6/1/37, #918554		1,306,156
251,658	5.50%, due 6/1/37, #918705		276,141
1,037,091	6.00%, due 6/1/37, #888413		1,145,482
702,599	6.00%, due 6/1/37, #917129		776,031
115,374	7.00%, due 6/1/37, #256774		133,361
82,345	7.00%, due 6/1/37, #940234		95,183
83,964	5.00%, due 7/1/37, #944534		91,748
355,219	5.50%, due 10/1/37, #954939		389,777
248,272	6.00%, due 12/1/37, #965488		274,220
867,960	5.50%, due 2/1/38, #961691		952,403
282,789	5.00%, due 1/1/39, #AA0835		308,887
57,289	5.00%, due 1/1/39, #AA0840		62,576
3,343	5.00%, due 1/1/39, #AA0862		3,651
133,925	4.00%, due 2/1/39, #930606		143,709
15,330	5.00%, due 3/1/39, #AA4461		16,744
351,868	5.00%, due 3/1/39, #930635		384,341
11,342	5.00%, due 3/1/39, #930760		12,389
51,464	5.00%, due 3/1/39, #995948		56,214
43,908	4.00%, due 4/1/39, #AA0777		47,130
679,430	4.00%, due 4/1/39, #AO3504		729,068
252,879	4.50%, due 4/1/39, #AA4590		273,728
436,279	5.00%, due 4/1/39, #930871		476,542
410,159	5.00%, due 4/1/39, #930992		448,012
307,626	5.00%, due 4/1/39, #995930		336,017
973,453	4.50%, due 6/1/39, #AA7681		1,053,709
411,295	5.00%, due 6/1/39, #995896		449,253
679,828	4.50%, due 7/1/39, #AE8152		735,876
240,871	5.00%, due 7/1/39, #995895		263,101
1,033,982	4.50%, due 8/1/39, #931837		1,119,228
981,331	5.00%, due 8/1/39, #AC3221		1,071,897
2,745,156	4.00%, due 12/1/39, #AE0215		2,945,025
288,721	4.50%, due 12/1/39, #932324		312,524
60,481	4.50%, due 2/1/40, #AC8494		65,468
148,380	4.50%, due 2/1/40, #AD1045		161,077
146,845	4.50%, due 2/1/40, #AD2832		158,952
97,296	5.00%, due 3/1/40, #AB1186		106,275
3,473,865	5.00%, due 5/1/40, #AD6374		3,828,300
44,672	5.00%, due 6/1/40, #AD8058		49,018
413,669	5.00%, due 7/1/40, #AD4634		453,914
540,498	5.00%, due 7/1/40, #AD4994		593,082
67,870	5.00%, due 7/1/40, #AD7565		74,473
1,794,518	4.50%, due 8/1/40, #AD8035		1,948,074
284,951	4.50%, due 8/1/40, #AD8397		309,334
419,846	4.50%, due 8/1/40, #890236		454,334
562,662	4.00%, due 9/1/40, #AE4311		604,121
58,345	4.00%, due 9/1/40, #AE4312		62,644
1,308,168	4.50%, due 9/1/40, #AE1500		1,420,107
153,230	4.00%, due 10/1/40, #AE4124		164,521
472,835	4.00%, due 10/1/40, #AE6057		507,676
39,414	4.00%, due 11/1/40, #AE5156		42,318
422,281	4.00%, due 11/1/40, #AE8650		453,397
880,688	4.00%, due 11/1/40, #MA0583		945,581
282,327	4.50%, due 11/1/40, #AE5162		306,485
250,650	4.00%, due 1/1/41, #AE4583		269,119
378,807	4.00%, due 2/1/41, #AH3200		406,719
599,414	4.50%, due 3/1/41, #AH7009		650,705
2,292,917	4.50%, due 4/1/41, #AH9054		2,493,420
58,390	4.50%, due 5/1/41, #AI1364		63,496
524,010	4.50%, due 5/1/41, #AI1888		569,832
3,056,645	4.50%, due 5/1/41, #AL0160		3,318,201
381,932	4.50%, due 6/1/41, #AI4815		415,330
153,280	4.00%, due 7/1/41, #AI0038		164,623
31,501	4.00%, due 8/1/41, #AI8218		33,832
42,402	4.50%, due 9/1/41, #AH3865		46,110
176,056	4.50%, due 9/1/41, #AI4050		191,121
27,353	4.50%, due 9/1/41, #AJ0729		29,745
393,715	4.00%, due 10/1/41, #AJ4052		422,848
1,188,066	4.00%, due 11/1/41, #AB3946		1,275,979
2,522,021	4.00%, due 11/1/41, #AJ4668		2,708,643
2,654,004	4.00%, due 11/1/41, #AJ5643		2,850,392
383,838	4.00%, due 12/1/41, #AJ3097		412,241
944,818	4.00%, due 2/1/42, #AJ9774		1,020,646
349,113	4.00%, due 3/1/42, #AK7153		376,474
481,902	4.00%, due 4/1/42, #MA1028		519,670
	FNMA TBA (a)
6,000,000	3.00%, due 9/15/26		6,330,939
5,000,000	3.50%, due 9/15/41		5,302,345
3,000,000	3.00%, due 9/15/42		3,112,969
	GNMA Pool
26,187	7.00%, due 9/15/35, #647831		30,242
183,170	5.00%, due 10/15/35, #642220		203,522
111,003	5.00%, due 11/15/35, #550718		123,336
109,824	5.50%, due 11/15/35, #650091		123,124
86,030	5.50%, due 12/15/35, #646307		96,449
116,090	5.50%, due 4/15/36, #652534		129,823
112,113	6.50%, due 6/15/36, #652593		132,200
73,425	5.50%, due 7/15/36, #608993		82,110
87,071	6.50%, due 10/15/36, #646564		103,661
112,344	6.00%, due 11/15/36, #617294		126,652
170,567	6.50%, due 12/15/36, #618753		203,065
248,351	5.50%, due 2/15/37, #658419		277,575
665,229	6.00%, due 4/15/37, #668411		749,868
597,449	5.00%, due 8/15/37, #671463		661,030
308,081	6.00%, due 10/15/37, #664379		347,279
102,151	5.50%, due 8/15/38, #677224		114,139
291,431	5.50%, due 8/15/38, #691314		325,633
14,587	5.50%, due 12/15/38, #705632		16,299
2,534,447	4.50%, due 5/15/39, #717066		2,793,551
27,286	5.50%, due 6/15/39, #714262		30,488
1,192,956	5.50%, due 6/15/39, #714720		1,332,960
1,408,732	4.50%, due 7/15/39, #720160		1,552,751
3,879,786	5.00%, due 9/15/39, #726311		4,307,229
20,721	5.50%, due 1/15/40, #723631		23,153
71,275	5.50%, due 2/15/40, #680537		79,640
	GNMA TBA (a)
7,000,000	3.50%, due 9/15/42		7,578,595
5,000,000	3.00%, due 10/15/42		5,237,501
			158,478,931
	Total Mortgage-Backed Securities (cost $151,811,089)		158,478,931

	U.S. GOVERNMENT INSTRUMENTALITIES	37.4%
	U.S. Treasury Notes	37.4%
	U.S. Treasury Note
15,000,000	1.375%, due 10/15/12		15,022,860
10,000,000	1.375%, due 11/15/12		10,026,170
10,000,000	1.125%, due 12/15/12		10,028,910
10,000,000	1.375%, due 1/15/13		10,046,100
10,000,000	1.375%, due 2/15/13		10,056,250
10,000,000	1.375%, due 3/15/13		10,065,630
			65,245,920
	Total U.S. Government Instrumentalities (cost $65,241,730)		65,245,920

	SHORT-TERM INVESTMENTS	1.9%
3,350,396	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		3,350,396
	Total Short-Term Investments (cost $3,350,396)		3,350,396

	Total Investments (cost $220,403,215)	130.1%	227,075,247
	Liabilities less Other Assets	(30.1)%	(52,568,929)
	TOTAL NET ASSETS	100.0%	$174,506,318

(a) Security purchased on a when-issued basis. As of August 31, 2012, the total cost of investments purchased on a when-issued basis was $53,547,852 or 30.7% of total net assets.

(b) Rate shown is the 7-day yield at August 31, 2012.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TBA -To Be Announced

PIA MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	29.4%
	Agriculture	1.8%
	Archer-Daniels-Midland Co.
$275,000	5.375%, due 9/15/35		$341,457
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		505,672
			847,129
	Banks	3.7%
	Bank of America Corp.
325,000	5.125%, due 11/15/14		345,919
	CIT Group, Inc.
200,000	5.00%, due 8/15/22		201,907
	Citigroup, Inc.
400,000	4.50%, due 1/14/22		423,570
	JPMorgan Chase & Co.
370,000	4.50%, due 1/24/22		411,661
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13		406,396
			1,789,453
	Beverages	1.2%
	Anheuser-Busch Inbev Worldwide
492,635	9.75%, due 11/17/15 (d)		554,214
	Brokers	1.2%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21		426,081
	Morgan Stanley
150,000	6.625%, due 4/1/18		165,846
			591,927
	Chemicals	3.7%
	Cabot Corp.
400,000	2.55%, due 1/15/18		407,420
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		485,001
	Eastman Chemical Co.
400,000	3.60%, due 8/15/22		421,504
	RPM International, Inc.
400,000	6.125%, due 10/15/19		465,364
			1,779,289
	Construction Machinery	1.4%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13		404,054
	Terex Corp.
250,000	6.50%, due 4/1/20		262,500
			666,554
	Construction Materials	0.9%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18		438,000
	Diversified Financial Services	0.8%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16		390,822
	Electric Utilities	1.3%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37		599,065
	Energy	0.4%
	Calumet Specialty Products Partners
200,000	9.375%, due 5/1/19		211,000
	Equipment Rental and Leasing	0.7%
	H & E Equipment Services, Inc.
200,000	7.00%, due 9/1/22 (e)		208,000
	TRAC Intermodal LLC
100,000	11.00%, due 8/15/19 (e)		101,750
			309,750
	Financial Services	0.4%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16, convertible		203,750
	Food	0.8%
	Tyson Foods, Inc.
380,000	4.50%, due 6/15/22		385,700
	Healthcare	0.4%
	Davita, Inc.
200,000	5.75%, due 8/15/22		209,000
	Hotels	0.8%
	Starwood Hotels & Resorts Worldwide
350,000	7.875%, due 10/15/14		397,518
	Insurance	1.9%
	American International Group, Inc.
500,000	4.25%, due 5/15/13		511,010
	MetLife, Inc.
350,000	5.00%, due 6/15/15		389,052
			900,062
	Machinery	0.8%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20		389,375
	Medical/Drugs	2.5%
	Amgen, Inc.
300,000	6.40%, due 2/1/39		373,915
	GlaxoSmithKline
400,000	5.65%, due 5/15/18		491,920
	Wyeth
275,000	5.45%, due 4/1/17		328,695
			1,194,530
	Metals and Mining	0.5%
	FMG Resources
250,000	6.875%, due 4/1/22 (e)		230,938
	Mining	0.8%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		371,866
	Paper	0.6%
	Cascades, Inc.
250,000	7.875%, due 1/15/20		260,625
	REITS	0.3%
	Boston Properties LP
50,000	3.75%, due 5/15/36, convertible		58,625
	National Retail Properties, Inc.
75,000	3.95%, due 9/15/26, convertible		97,781
			156,406
	Retail	0.6%
	Target Corp.
200,000	7.00%, due 1/15/38		298,752
	Telecommunications	0.9%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16		256,250
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		148,344
			404,594
	Tools	1.0%
	Stanley Black & Decker Inc.
400,000	5.20%, due 9/1/40		458,836
	Total Corporate Bonds (cost $12,887,247)		14,039,155

	SOVEREIGN BONDS	2.0%
	Federal Republic of Brazil
344,845	12.50%, due 1/5/16 (d)		425,883
	Republic of Chile
489,308	5.50%, due 8/5/20 (d)		526,006
			951,889
	Total Sovereign Bonds (cost $965,324)		951,889

	MORTGAGE-BACKED SECURITIES	37.7%
	U.S. Government Agencies	37.7%
	FHLMC Pool
40,820	4.50%, due 12/1/14, #B17362		41,799
20,737	4.50%, due 6/1/24, #G13584		22,310
472,427	4.50%, due 10/1/24, #J10934		507,906
30,019	4.50%, due 6/1/25, #G14013		32,297
499,816	5.50%, due 5/1/26, #D96978		548,727
105,240	5.00%, due 7/1/37, #A62994		114,162
802,379	5.00%, due 4/1/38, #A75230		870,404
185,892	5.50%, due 11/1/38, #G08300		203,125
501,412	5.50%, due 1/1/39, #G05072		547,893
102,987	5.00%, due 2/1/39, #G05518		111,719
184,355	4.50%, due 7/1/39, #A87307		198,514
111,369	4.00%, due 8/1/39, #A87714		119,203
32,775	4.50%, due 11/1/39, #A89870		35,293
787,095	5.00%, due 2/1/40, #A91627		853,823
69,226	4.50%, due 5/1/40, #G06047		74,543
89,734	5.50%, due 5/1/40, #G06091		98,136
723,929	4.50%, due 6/1/40, #A92533		781,565
24,367	4.50%, due 8/1/40, #G06024		26,733
300,294	4.50%, due 10/1/40, #G06062		324,203
	FHLMC GOLD TBA (g)
600,000	3.00%, due 9/15/42		620,531
1,900,000	3.50%, due 9/15/42		2,010,734
	FNMA Pool
357,944	5.50%, due 1/1/38, #952038		392,768
231,686	5.00%, due 4/1/38, #929301		253,068
716,034	5.50%, due 8/1/38, #889988		806,954
208,427	5.00%, due 3/1/39, #995906		227,662
1,938,735	4.00%, due 12/1/39, #AE0215		2,079,891
1,042,160	5.00%, due 5/1/40, #AD6374		1,148,490
117,307	4.00%, due 10/1/40, #AE6083		125,951
792,044	4.00%, due 11/1/41, #AB3946		850,653
	FNMA TBA (g)
600,000	3.50%, due 9/15/41		636,281
	GNMA Pool
18,764	5.00%, due 1/15/34, #626039		20,884
18,654	5.00%, due 6/15/37, #565183		20,639
123,416	4.50%, due 10/15/38, #782441		135,570
335,752	5.00%, due 1/15/39, #708121		372,743
669,355	5.00%, due 6/15/39, #713464		743,099
134,051	4.50%, due 9/15/40, #733483		148,258
318,499	5.00%, due 9/15/40, #731669		354,385
917,593	4.50%, due 6/15/41, #724138		1,011,401
491,296	4.50%, due 6/15/41, #749259		544,593
			18,016,910
	Total Mortgage-Backed Securities (cost $17,302,660)		18,016,910

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	31.8%
	Federal Deposit Insurance Corporation Guaranteed Corporate Notes	0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12		450,566
	U.S. Treasury Bonds	5.9%
	U.S. Treasury Bond
2,285,000	3.75%, due 8/15/41		2,807,694
	U.S. Treasury Notes	25.0%
	U.S. Treasury Note
610,000	1.375%, due 10/15/12		610,930
1,500,000	0.50%, due 11/30/12		1,501,524
6,250,000	0.75%, due 3/31/13		6,271,975
1,100,000	2.50%, due 6/30/17		1,200,289
400,000	1.875%, due 10/31/17		425,062
1,870,000	2.00%, due 2/15/22		1,956,196
			11,965,976
	Total U.S. Government Agencies and Instrumentalities (cost $15,029,036)		15,224,236

		4.2%
	OPEN-END FUNDS
195,126	PIA BBB Bond Fund (h)		2,003,941
	Total Open-End Funds (cost $1,946,825)		2,003,941

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a) (b) (cost $0)		-

Shares
	SHORT-TERM INVESTMENTS	0.8%
363,463	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		363,463
6	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c) (f)		6
	Total Short-Term Investments (cost $363,469)		363,469

	Total Investments (cost $48,494,561)	105.9%	50,599,600
	Liabilities less Other Assets	(5.9)%	(2,813,548)
	TOTAL NET ASSETS	100.0%	$47,786,052

(a)	Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of August 31, 2012, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

(c)	Rate shown is the 7-day yield at August 31, 2012.

(d)	Par and market value for foreign securities are shown in U.S. dollars.

(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2012, the value of these investments was $540,688 or 1.1% of total net assets.

(f) A portion of the security is segregated in connection with credit default swap contracts.

(g) Security purchased on a when-issued basis. As of August 31, 2012, the total cost of investments purchased on a when-issued basis was $3,255,508 or 6.8% of total net assets.

(h) Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to the Moderate Duration Bond Fund.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TBA - To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	14.2%
	Aerospace	0.3%
	Boeing Co.
$550,000	1.875%, due 11/20/12		$551,763
	Banks	2.8%
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15		1,526,829
	State Street Corp.
1,550,000	4.30%, due 5/30/14		1,648,371
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14		1,587,353
			4,762,553
	Brokers	0.4%
	Morgan Stanley
750,000	5.30%, due 3/1/13		765,134
	Capital Goods	1.5%
	Caterpillar Financial Services Corp.
1,300,000	2.00%, due 4/5/13		1,313,177
	John Deere Capital Corp.
1,234,000	5.10%, due 1/15/13		1,253,574
			2,566,751
	Computer Equipment	0.8%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14		1,326,281
	Computers	0.1%
	Hewlett Packard Co.
150,000	4.50%, due 3/1/13		152,648
	Diversified Financial Services	1.0%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14		1,645,068
	Diversified Minerals	0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15		809,142
	Electric Utilities	0.2%
	Southern California Edison Co.
255,000	5.75%, due 3/15/14		275,504
	Financial Services	0.7%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14		1,286,534
	Insurance	0.5%
	Metlife, Inc.
850,000	2.375%, due 2/6/14		869,996
	Life Sciences Equipment	0.1%
	Thermo Fisher Scientific, Inc.
100,000	3.20%, due 5/1/15		105,615
	Medical/Drugs	1.1%
	Abbott Laboratories
500,000	5.15%, due 11/30/12		505,586
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14		528,518
	Wyeth
800,000	5.50%, due 2/1/14		857,564
			1,891,668
	Retail	1.4%
	Target Corp.
1,300,000	1.125%, due 7/18/14		1,317,923
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14		1,019,894
			2,337,817
	Semiconducors	0.8%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14		1,321,944
	Software	0.4%
	Oracle Corp.
700,000	4.95%, due 4/15/13		720,147
	Telecommunications	1.6%
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15		1,513,492
	Verizon Communications, Inc.
1,250,000	5.25%, due 4/15/13		1,286,879
			2,800,371
	Total Corporate Bonds (cost $23,990,473)		24,188,936

	MORTGAGE-BACKED SECURITIES	11.9%
	Commercial Mortgage-Backed Securities	1.7%
	Credit Suisse Mortgage Capital
1,500,000	5.591%, due 2/15/39, Series 2006-C1, Class A4		1,705,909
	LB-UBS Commercial Mortgage Trust
1,000,000	5.661%, due 3/15/39, Series 2006-C3, Class A4		1,140,618
			2,846,527
	U.S. Government Agencies	10.2%
	FHLMC ARM Pool (a)
13,034	2.174%, due 8/1/15, #755204		13,171
13,090	2.375%, due 2/1/22, #845113		14,055
36,047	2.59%, due 10/1/22, #635206		36,437
12,206	2.36%, due 6/1/23, #845755		12,481
8,852	2.33%, due 2/1/24, #609231		9,024
470,664	2.401%, due 1/1/25, #785726		499,058
11,358	2.533%, due 1/1/33, #1B0668		11,496
740,648	2.375%, due 10/1/34, #782784		776,613
333,835	2.552%, due 12/1/34, #1G0018		356,802
215,952	2.911%, due 4/1/36, #847671		232,101
	FHLMC Pool
756,136	5.00%, due 10/1/38, #G04832		820,240
	FNMA ARM Pool (a)
38,900	2.945%, due 7/1/25, #555206		39,417
233,394	2.008%, due 7/1/27, #424953		237,043
90,837	2.35%, due 3/1/28, #556438		97,263
131,205	2.257%, due 6/1/29, #508399		140,176
288,810	2.168%, due 4/1/30, #562912		305,887
94,620	2.334%, due 10/1/30, #670317		96,924
14,694	2.277%, due 7/1/31, #592745		14,852
47,194	2.74%, due 9/1/31, #597196		50,137
31,169	2.277%, due 11/1/31, #610547		31,495
4,005	2.25%, due 4/1/32, #629098		4,058
481,529	2.464%, due 10/1/33, #743454		513,507
1,373,688	2.625%, due 11/1/33, #755253		1,468,534
2,520,035	2.42%, due 5/1/34, #AC5719		2,688,104
609,755	2.632%, due 7/1/34, #779693		652,680
601,121	2.19%, due 10/1/34, #795136		632,473
413,827	2.502%, due 1/1/35, #805391		441,789
164,386	2.541%, due 10/1/35, #845041		175,444
328,369	2.232%, due 10/1/35, #846171		345,552
552,637	2.505%, due 1/1/36, #849264		592,791
189,258	2.776%, due 6/1/36, #872502		203,615
806,569	2.531%, due 1/1/37, #906389		865,850
1,269,960	2.984%, due 3/1/37, #907868		1,372,915
543,900	2.28%, due 8/1/37, #949772		556,117
91,276	2.375%, due 10/1/37, #955963		93,510
281,886	2.333%, due 11/1/37, #948183		297,129
294,922	2.89%, due 11/1/37, #953653		302,477
	FNMA Pool
1,107,232	5.00%, due 6/1/40, #AD5479		1,214,952
129,066	4.00%, due 11/1/41, #AJ3797		138,616
	GNMA II ARM Pool (a)
11,839	2.00%, due 11/20/21, #8871		12,342
75,284	1.625%, due 10/20/22, #8062		78,378
166,413	1.625%, due 11/20/26, #80011		173,250
41,517	2.00%, due 11/20/26, #80013		43,282
21,336	1.625%, due 12/20/26, #80021		22,212
10,168	1.625%, due 1/20/27, #80029		10,585
181,510	1.625%, due 7/20/27, #80094		188,106
259,130	1.625%, due 8/20/27, #80104		268,546
10,520	1.625%, due 10/20/27, #80122		10,952
91,706	1.625%, due 1/20/28, #80154		95,466
180,762	1.625%, due 10/20/29, #80331		188,189
35,944	1.625%, due 11/20/29, #80344		37,420
			17,483,513
	Total Mortgage-Backed Securities (cost $19,506,696)		20,330,040

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	73.0%
	Federal Deposit Insurance Corporation Guaranteed Corporate Notes	4.1%
	CitiBank N.A.
5,000,000	1.75%, due 12/28/12		5,024,670
	General Electric Capital Corp.
2,000,000	2.00%, due 9/28/12		2,002,516
			7,027,186
	U.S. Government Agencies	37.4%
	FHLMC
1,500,000	1.375%, due 1/9/13		1,506,558
12,000,000	0.375%, due 11/27/13		12,025,176
7,000,000	0.50%, due 4/17/15		7,031,003
	FNMA
4,000,000	4.75%, due 11/19/12		4,038,604
8,000,000	1.75%, due 5/7/13		8,081,688
8,500,000	0.75%, due 12/18/13		8,562,475
5,300,000	1.25%, due 2/27/14		5,389,014
10,000,000	0.75%, due 12/19/14		10,101,090
7,000,000	0.50%, due 7/2/15		7,028,525
			63,764,133
	U.S. Treasury Notes	31.5%
	U.S. Treasury Note
15,100,000	1.375%, due 9/15/12		15,107,671
8,000,000	1.375%, due 10/15/12		8,012,192
5,000,000	1.375%, due 11/15/12		5,013,085
1,000,000	1.375%, due 1/15/13		1,004,610
8,000,000	1.375%, due 3/15/13		8,052,504
6,450,000	0.75%, due 9/15/13		6,487,797
7,000,000	0.75%, due 12/15/13		7,049,497
3,000,000	0.25%, due 12/15/14		3,000,939
			53,728,295
	Total U.S. Government Agencies and Instrumentalities (cost $124,327,608)		124,519,614

Shares
	SHORT-TERM INVESTMENTS	1.2%
2,069,141	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		2,069,141
	Total Short-Term Investments (cost $2,069,141)		2,069,141

	Total Investments (cost $169,893,918)	100.3%	171,107,731
	Liabilities less Other Assets	(0.3)%	(614,558)
	TOTAL NET ASSETS	100.0%	$170,493,173

(a)	Variable rate note. Rate shown reflects the rate in effect at August 31, 2012.

(b)	Rate shown is the 7-day yield at August 31, 2012.

ARM - Adjustable Rate Mortgage

FHLMC -	Federal Home Loan Mortgage Corporation

FNMA -	Federal National Mortgage Association

GNMA -	Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
August 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most fixed income securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2012:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$259,237,674	$-	$259,237,674
Sovereign Bonds	-	27,541,790	-	27,541,790
U.S. Government Instrumentalities	-	8,812,735	-	8,812,735
Total Fixed Income	-	295,592,199	-	295,592,199
Short-Term Investments	13,578,104	-	-	13,578,104
Total Investments	$13,578,104	$295,592,199	$-	$309,170,303

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$-	$158,478,931	$-	$158,478,931
U.S. Government Instrumentalities	-	65,245,920	-	65,245,920
Total Fixed Income	-	223,724,851	-	223,724,851
Short-Term Investments	3,350,396	-	-	3,350,396
Total Investments	$3,350,396	$223,724,851	$-	$227,075,247

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$33,483,939	$-	$33,483,939
Total Fixed Income	-	33,483,939	-	33,483,939
Short-Term Investments	553,047	-	-	553,047
Total Investments	$553,047	$33,483,939	$-	$34,036,986

PIA Moderate Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$14,039,155	$-	$14,039,155
Sovereign Bonds	-	951,889	-	951,889
Mortgage-Backed Securities	-	18,016,910	-	18,016,910
U.S. Government Agencies and Instrumentalities	-	15,224,236	-	15,224,236
Open–End Funds	2,003,941	-	-	2,003,941
Total Fixed Income	2,003,941	48,232,190	-	50,236,131
Short-Term Investments	363,469	-	-	363,469
Total Investments	$2,367,410	$48,232,190	$-	$50,599,600

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$24,188,936	$-	$24,188,936
Mortgage-Backed Securities	-	20,330,040	-	20,330,040
U.S. Government Agencies and Instrumentalities	-	124,519,614	-	124,519,614
Total Fixed Income	-	169,038,590	-	169,038,590
Short-Term Investments	2,069,141	-	-	2,069,141
Total Investments	$2,069,141	$169,038,590	$-	$171,107,731

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at August 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended August 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

PIA BBB Bond Fund

Cost of investments	$278,550,557

Gross unrealized appreciation	$31,708,482
Gross unrealized depreciation	(1,088,736)
Net unrealized appreciation	$30,619,746

PIA MBS Bond Fund

Cost of investments	$220,403,215

Gross unrealized appreciation	$6,672,141
Gross unrealized depreciation	(109)
Net unrealized appreciation	$6,672,032

PIA High Yield Fund

Cost of investments	$33,048,349

Gross unrealized appreciation	$1,216,262
Gross unrealized depreciation	(227,625)
Net unrealized appreciation	$988,637

PIA Moderate Duration Bond Fund

Cost of investments	$48,530,238

Gross unrealized appreciation	$2,181,518
Gross unrealized depreciation	(112,156)
Net unrealized appreciation	$2,069,362

PIA Short-Term Securities Fund

Cost of investments	$169,893,918

Gross unrealized appreciation	$1,215,342
Gross unrealized depreciation	(1,529)
Net unrealized appreciation	$1,213,813

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Other Affiliates

The PIA Moderate Duration Fund’s activity for investments in open-end mutual funds of affiliates is as follows:

PIA BBB Bond Fund
Beginning Shares	123,644
Beginning Cost	$1,262,403
Purchase Cost	1,500,000
Sales Cost	(815,578)
Ending Cost	$1,946,825
Ending Shares	195,126
Dividend Income	$152,301
Net Realized Gain/(Loss)	$(19,178)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 10/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 10/5/12

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 10/5/12

* Print the name and title of each signing officer under his or her signature.